CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current Assets
Cash and cash equivalents	$ 54,814,125	$ 33,157,356
Trade and other receivables	823,268	2,302,010
Prepayments	3,238,894	6,071,735
Inventories	0	16,920
Total Current Assets	58,876,287	41,548,021
Non-Current Assets
Property, plant and equipment	25,197,638	7,773,812
Intangible assets	13,550,993	0
Exploration and evaluation assets	6,512,326	6,114,061
Prepayments	897,735	0
Total Non-Current Assets	46,158,692	13,887,873
TOTAL ASSETS	105,034,979	55,435,894
Current Liabilities
Trade and other payables	7,489,397	2,317,830
Loans and borrowings	472,018	445,755
Provisions	467,001	287,796
Total Current Liabilities	8,428,416	3,051,381
Non-Current Liabilities
Other long term liability	700,000	0
Loans and borrowings	3,462,564	1,044,918
Total Non-Current Liabilities	4,162,564	1,044,918
TOTAL LIABILITIES	12,590,980	4,096,299
NET ASSETS	92,443,999	51,339,595
EQUITY
Contributed equity	197,985,920	112,959,638
Reserves	3,688,804	12,262,007
Accumulated losses	(109,230,725)	(73,882,050)
TOTAL EQUITY	$ 92,443,999	$ 51,339,595